Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000034886 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034886 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034886 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034886 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034886 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034886 | Airport
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034886 | School District
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034886 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000034886 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000034886 | Medical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000220629 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220629 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220629 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220629 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220629 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220629 | Airport
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220629 | School District
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000220629 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220629 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000220629 | Medical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000220628 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220628 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220628 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220628 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220628 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220628 | Airport
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220628 | School District
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000220628 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220628 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000220628 | Medical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000114652 | Vanguard FTSE Developed Markets ETF_921943858
Holdings [Line Items]
Percent of Total Investments	5.70%
C000114652 | Schwab Fundamental International Equity ETF_808524755
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114652 | VictoryShares Free Cash Flow Growth ETF_92647X764
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114652 | VictoryShares Core Intermediate Bond ETF_92647N527
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114652 | VictoryShares Core Plus Bond ETF_92647X863
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114652 | iShares Core S&P 500 ETF_464287200
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114652 | VictoryShares International Free Cash Flow ETF_92647X756
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114652 | iShares Russell 1000 Value ETF_464287598
Holdings [Line Items]
Percent of Total Investments	3.30%
C000114652 | VictoryShares International Free Cash Flow Growth ETF_92647X749
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114652 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000114652 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114652 | Investment TypeExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000114652 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000114652 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000114652 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114650 | VictoryShares Core Intermediate Bond ETF_92647N527
Holdings [Line Items]
Percent of Total Investments	9.90%
C000114650 | Victory Core Plus Bond Fund, Institutional Shares_903288595
Holdings [Line Items]
Percent of Total Investments	22.90%
C000114650 | VictoryShares Short-Term Bond ETF_92647N535
Holdings [Line Items]
Percent of Total Investments	13.90%
C000114650 | Victory Government Securities Fund, Institutional Shares_903287787
Holdings [Line Items]
Percent of Total Investments	11.20%
C000114650 | Victory Income Fund, Institutional Shares_903288611
Holdings [Line Items]
Percent of Total Investments	6.90%
C000114650 | Victory Market Neutral Income Fund, Class I_92647P654
Holdings [Line Items]
Percent of Total Investments	6.10%
C000114650 | Victory 500 Index Fund, Reward Shares_903288769
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114650 | Victory High Income Fund, Institutional Shares_903288579
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114650 | Victory International Fund, Institutional Shares_903288637
Holdings [Line Items]
Percent of Total Investments	3.10%
C000114650 | VictoryShares International Value Momentum ETF_92647N550
Holdings [Line Items]
Percent of Total Investments	2.80%
C000114650 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000114650 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000114650 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000114650 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000114653 | VictoryShares Free Cash Flow Growth ETF_92647X764
Holdings [Line Items]
Percent of Total Investments	6.70%
C000114653 | Victory 500 Index Fund, Reward Shares_903288769
Holdings [Line Items]
Percent of Total Investments	18.00%
C000114653 | Victory International Fund, Institutional Shares_903288637
Holdings [Line Items]
Percent of Total Investments	10.10%
C000114653 | VictoryShares International Value Momentum ETF_92647N550
Holdings [Line Items]
Percent of Total Investments	7.80%
C000114653 | VictoryShares WestEnd U.S. Sector ETF_92647P126
Holdings [Line Items]
Percent of Total Investments	8.50%
C000114653 | Victory Nasdaq-100 Index Fund, Class R6_90291A700
Holdings [Line Items]
Percent of Total Investments	8.30%
C000114653 | Victory Pioneer International Equity Fund, Class Y_92648C181
Holdings [Line Items]
Percent of Total Investments	7.70%
C000114653 | VictoryShares Free Cash Flow ETF_92647X830
Holdings [Line Items]
Percent of Total Investments	7.60%
C000114653 | VictoryShares Emerging Markets Value Momentum ETF_92647N543
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114653 | Victory Income Stock Fund, Institutional Shares_903288660
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114653 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000114653 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000034874 | Vanguard FTSE Developed Markets ETF_921943858
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034874 | Schwab Fundamental International Equity ETF_808524755
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034874 | VictoryShares Free Cash Flow Growth ETF_92647X764
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034874 | VictoryShares Core Intermediate Bond ETF_92647N527
Holdings [Line Items]
Percent of Total Investments	16.60%
C000034874 | VictoryShares Core Plus Bond ETF_92647X863
Holdings [Line Items]
Percent of Total Investments	10.80%
C000034874 | VictoryShares International Free Cash Flow ETF_92647X756
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034874 | VictoryShares International Free Cash Flow Growth ETF_92647X749
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034874 | iShares Core U.S. Aggregate Bond ETF_464287226
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034874 | iShares Core S&P Small-Cap ETF_464287804
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034874 | iShares Core Universal USD Bond ETF_46434V613
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034874 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034874 | Investment TypeExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000034874 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000034874 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000034874 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000034896 | Vanguard FTSE Developed Markets ETF_921943858
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034896 | Schwab Fundamental International Equity ETF_808524755
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034896 | VictoryShares Free Cash Flow Growth ETF_92647X764
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034896 | VictoryShares Core Intermediate Bond ETF_92647N527
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034896 | VictoryShares Core Plus Bond ETF_92647X863
Holdings [Line Items]
Percent of Total Investments	11.00%
C000034896 | VictoryShares International Free Cash Flow ETF_92647X756
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034896 | iShares Russell 1000 Value ETF_464287598
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034896 | VictoryShares International Free Cash Flow Growth ETF_92647X749
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034896 | iShares Core U.S. Aggregate Bond ETF_464287226
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034896 | Vanguard Total Stock Market ETF_922908769
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034896 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034896 | Investment TypeExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000034896 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000034896 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000034896 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000114651 | Schwab Fundamental International Equity ETF_808524755
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114651 | VictoryShares Free Cash Flow Growth ETF_92647X764
Holdings [Line Items]
Percent of Total Investments	3.40%
C000114651 | VictoryShares Core Intermediate Bond ETF_92647N527
Holdings [Line Items]
Percent of Total Investments	17.50%
C000114651 | VictoryShares Core Plus Bond ETF_92647X863
Holdings [Line Items]
Percent of Total Investments	16.30%
C000114651 | iShares Russell 1000 Value ETF_464287598
Holdings [Line Items]
Percent of Total Investments	2.10%
C000114651 | VictoryShares International Free Cash Flow Growth ETF_92647X749
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114651 | VictoryShares Short-Term Bond ETF_92647N535
Holdings [Line Items]
Percent of Total Investments	2.90%
C000114651 | iShares Core U.S. Aggregate Bond ETF_464287226
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114651 | iShares Core Universal USD Bond ETF_46434V613
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114651 | Vanguard Total Bond Market ETF_921937835
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114651 | Investment TypeExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000114651 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000114651 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000114651 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000034897 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000034897 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034897 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034897 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034897 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034897 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034897 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034897 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034897 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034897 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000034897 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000034897 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000034897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000034897 | China
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000034897 | India
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034897 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066846 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000066846 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000066846 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066846 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066846 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066846 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066846 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066846 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066846 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000066846 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000066846 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000066846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000066846 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000066846 | China
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000066846 | India
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066846 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158652 | Cisco Systems, Inc._17275R102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158652 | Banco Bilbao Vizcaya Argentaria SA_5501906
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158652 | JPMorgan Chase & Co._46625H100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158652 | Canadian Imperial Bank of Commerce_2170525
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158652 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158652 | AbbVie, Inc._00287Y109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | Johnson & Johnson_478160104
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | Yangzijiang Shipbuilding Holdings Ltd._B1VT035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | Suncor Energy, Inc._B3NB1P2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | Banco Santander SA_5705946
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158652 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158652 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158652 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158652 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158652 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158652 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158652 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158652 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000158652 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034899 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034899 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000034899 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000034899 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000159210 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159210 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000159210 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000159210 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175754 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175754 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000175754 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000175754 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034866 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034866 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034866 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034866 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034866 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034866 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034866 | Regents of the University of California Medical Center Pooled Revenue913366KA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034866 | The Development Authority of Burke County Revenue121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034866 | Port of Port Arthur Navigation District Revenue735220AT2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034866 | Black Belt Energy Gas District Revenue09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034866 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034866 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034866 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034866 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034866 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034866 | Industry SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034866 | Industry SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034866 | Industry SectorEducation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034866 | Industry SectorMedical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034866 | Industry SectorGeneral Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220606 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220606 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220606 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220606 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220606 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220606 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220606 | Regents of the University of California Medical Center Pooled Revenue913366KA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220606 | The Development Authority of Burke County Revenue121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220606 | Port of Port Arthur Navigation District Revenue735220AT2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220606 | Black Belt Energy Gas District Revenue09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220606 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220606 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220606 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220606 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220606 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000220606 | Industry SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220606 | Industry SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220606 | Industry SectorEducation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220606 | Industry SectorMedical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220606 | Industry SectorGeneral Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220607 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220607 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220607 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220607 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220607 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220607 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220607 | Regents of the University of California Medical Center Pooled Revenue913366KA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220607 | The Development Authority of Burke County Revenue121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220607 | Port of Port Arthur Navigation District Revenue735220AT2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220607 | Black Belt Energy Gas District Revenue09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220607 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220607 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220607 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220607 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220607 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000220607 | Industry SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220607 | Industry SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220607 | Industry SectorEducation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220607 | Industry SectorMedical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220607 | Industry SectorGeneral Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220605 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220605 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220605 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220605 | Regents of the University of California Medical Center Pooled Revenue913366KA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220605 | The Development Authority of Burke County Revenue121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220605 | Port of Port Arthur Navigation District Revenue735220AT2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220605 | Black Belt Energy Gas District Revenue09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220605 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220605 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220605 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220605 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220605 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000220605 | Industry SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220605 | Industry SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220605 | Industry SectorEducation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220605 | Industry SectorMedical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220605 | Industry SectorGeneral Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034872 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000034872 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034872 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034872 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034872 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034872 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034872 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000034872 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034872 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034872 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000034872 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000034872 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000034872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034872 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066841 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000066841 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066841 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000066841 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066841 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066841 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066841 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000066841 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066841 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000066841 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000066841 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000066841 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000066841 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000066841 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066841 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000066841 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066841 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000204424 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000204424 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204424 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000204424 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000204424 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000204424 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000204424 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000204424 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204424 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204424 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000204424 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000204424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000204424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000204424 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000204424 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000204424 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000204424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034877 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034877 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000034877 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034877 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034877 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000034877 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034877 | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000034877 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034877 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034877 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220622 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220622 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000220622 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220622 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220622 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220622 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000220622 | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000220622 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220622 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220622 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034879 | Agnico Eagle Mines Ltd._2009823
Holdings [Line Items]
Percent of Total Investments	10.10%
C000034879 | Newmont Corp._651639106
Holdings [Line Items]
Percent of Total Investments	10.00%
C000034879 | AngloGold Ashanti PLC (Johannesburg Stock Exchange)_BRF6FX9
Holdings [Line Items]
Percent of Total Investments	7.60%
C000034879 | Kinross Gold Corp._496902404
Holdings [Line Items]
Percent of Total Investments	7.50%
C000034879 | Gold Fields Ltd._38059T106
Holdings [Line Items]
Percent of Total Investments	7.30%
C000034879 | Barrick Mining Corp._06849F108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000034879 | DPM Metals, Inc._BPCR7W4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034879 | Wheaton Precious Metals Corp._BF13KN5
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034879 | Torex Gold Resources, Inc._BD2NKY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034879 | IAMGOLD Corp._450913108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034879 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034879 | Canada
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000034879 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000034879 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034879 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000066842 | Agnico Eagle Mines Ltd._2009823
Holdings [Line Items]
Percent of Total Investments	10.10%
C000066842 | Newmont Corp._651639106
Holdings [Line Items]
Percent of Total Investments	10.00%
C000066842 | AngloGold Ashanti PLC (Johannesburg Stock Exchange)_BRF6FX9
Holdings [Line Items]
Percent of Total Investments	7.60%
C000066842 | Kinross Gold Corp._496902404
Holdings [Line Items]
Percent of Total Investments	7.50%
C000066842 | Gold Fields Ltd._38059T106
Holdings [Line Items]
Percent of Total Investments	7.30%
C000066842 | Barrick Mining Corp._06849F108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000066842 | DPM Metals, Inc._BPCR7W4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000066842 | Wheaton Precious Metals Corp._BF13KN5
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066842 | Torex Gold Resources, Inc._BD2NKY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066842 | IAMGOLD Corp._450913108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066842 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066842 | Canada
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000066842 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000066842 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000066842 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220623 | Agnico Eagle Mines Ltd._2009823
Holdings [Line Items]
Percent of Total Investments	10.10%
C000220623 | Newmont Corp._651639106
Holdings [Line Items]
Percent of Total Investments	10.00%
C000220623 | AngloGold Ashanti PLC (Johannesburg Stock Exchange)_BRF6FX9
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220623 | Kinross Gold Corp._496902404
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220623 | Gold Fields Ltd._38059T106
Holdings [Line Items]
Percent of Total Investments	7.30%
C000220623 | Barrick Mining Corp._06849F108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220623 | DPM Metals, Inc._BPCR7W4
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220623 | Wheaton Precious Metals Corp._BF13KN5
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220623 | Torex Gold Resources, Inc._BD2NKY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220623 | IAMGOLD Corp._450913108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000220623 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000220623 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000220623 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034893 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000034893 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034893 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034893 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034893 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034893 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034893 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034893 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034893 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034893 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000034893 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000034893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034893 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000159208 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000159208 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159208 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159208 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159208 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159208 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159208 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159208 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159208 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159208 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000159208 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000159208 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159208 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000220633 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000220633 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220633 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220633 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220633 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220633 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220633 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220633 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220633 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220633 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000220633 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000220633 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220633 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000158651 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158651 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158651 | iShares Core MSCI Emerging Markets ETF_46434G103
Holdings [Line Items]
Percent of Total Investments	4.30%
C000158651 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158651 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158651 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158651 | VanEck Gold Miners ETF_92189F106
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158651 | ExxonMobil Holdings Corp._30233Q108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158651 | Broadcom, Inc._11135F101
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158651 | Meta Platforms, Inc._30303M102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158651 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158651 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158651 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158651 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158651 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158651 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158651 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158651 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000158651 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158651 | Industry SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034870 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034870 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034870 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034870 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034870 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034870 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034870 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000034870 | Medical
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000034870 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034870 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220612 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220612 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220612 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220612 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220612 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220612 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220612 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000220612 | Medical
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000220612 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220612 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220611 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220611 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220611 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220611 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220611 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220611 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220611 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000220611 | Medical
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000220611 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220611 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034873 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034873 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034873 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034873 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034873 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034873 | School District
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034873 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034873 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000034873 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000034873 | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220617 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220617 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220617 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220617 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220617 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220617 | School District
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220617 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220617 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000220617 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000220617 | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220616 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220616 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220616 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220616 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220616 | School District
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220616 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220616 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000220616 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000220616 | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034881 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034881 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034881 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034881 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034881 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000034881 | Medical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000034881 | Development
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000034881 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034881 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034881 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220626 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220626 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220626 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220626 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220626 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000220626 | Medical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000220626 | Development
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220626 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220626 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220626 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220625 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220625 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220625 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220625 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220625 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000220625 | Medical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000220625 | Development
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220625 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220625 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220625 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034887 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034887 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034887 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034887 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034887 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034887 | Medical
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000034887 | Development
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000034887 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000034887 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034887 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034889 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000034889 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000034891 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000034891 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034891 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000034891 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034891 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034891 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034891 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034891 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034891 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034891 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220632 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220632 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000220632 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220632 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220632 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220632 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220632 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000220632 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220632 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220632 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220631 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220631 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000220631 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220631 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220631 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220631 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220631 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000220631 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220631 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220631 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%